Financial assets and financial liabilities	3 Months Ended
Mar. 31, 2023
Financial assets and financial liabilities
Financial assets and financial liabilities

10. Financial assets and financial liabilities

Fair values of cash and cash equivalents, trade receivables, trade payables, and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments. Cash and cash equivalents compromise cash at banks and term deposits.

Cash and cash equivalents compromise cash at banks and term deposits. There were no transfers between Level 1 and Level 2 fair value measurements and no transfers into or out of Level 3 fair value measurements during the three months ended March 31, 2023 and 2022.